The Disciplined

Discovery of Value®

KEELEY Small Cap Value Fund

Summary Prospectus January 28, 2016

Class (A) Shares: KSCVX

Class (I) Shares: KSCIX

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.keeleyfunds.com. You can also get this information at no cost by calling 1-888-933-5391 or by sending an e-mail request to info@keeleyfunds.com. The Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2016 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The KEELEY Small Cap Value Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 53 of the Fund’s Prospectus and under the section “Purchases and Redemption of Shares” on page 23 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of the amount redeemed)	None	None
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)	Class A (KSCVX)	Class I (KSCIX)
Management Fees	0.94%	0.94%
Distribution (12b-1) Fees	0.25%	0.00%
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.36%	1.11%
Fee Waiver and/or Expense Reimbursement(a)	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%	1.11%

(a) The Fund’s adviser, Keeley Asset Management Corp. (the “Adviser”), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any costs that the Fund incurs from investments in other investment companies, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s portfolio securities. The waiver is in effect through January 31, 2017, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that

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investors may pay to buy and sell Shares. Although your actual costs could be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
KEELEY Small Cap Value Fund
Class A	$582	$861	$1,161	$2,011
Class I	$113	$353	$612	$1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

The Fund intends to pursue its investment objective by investing in equity securities of companies with a small market capitalization. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of “small cap” companies, which the Adviser currently defines as $3.5 billion or less at the time of investment. value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long-term. The Adviser focuses its attention on particular kinds of undervalued stocks and constructs the Fund’s portfolio using a rigorous, “bottom-up” investment process that concentrates on individual companies (rather than on macroeconomic trends), particularly those undergoing major changes (for example, corporate restructuring), including:

•	corporate spin-offs (tax-free distributions of a parent company’s division to shareholders);

•	financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy;

•	savings and loan and insurance conversions from mutual to stock companies; and

•

event driven, special situations that may create enhanced opportunities through industry and/or corporate dislocation (for example, overall industry change or restructuring, the presence of undervalued assets, or corporate or management change).

As part of this process, the Adviser conducts extensive research into, and analyses of, each candidate company’s business fundamentals, seeking undervalued companies that meet certain criteria identified by the Adviser from time to time. Each stock is judged on its potential for above-average capital appreciation. The Adviser does not take into account current dividend or interest income when choosing securities for the Fund. The Adviser continuously monitors each holding in the Fund’s portfolio and adjusts its view on the intrinsic value of such securities, as necessary, to reflect changes in a company’s fundamentals.

It is the Adviser’s intention for the Fund typically to hold securities for more than two years to allow the corporate restructuring process to yield results. The Adviser usually sells a stock when the market price meets or exceeds the Adviser’s estimate of the stock’s intrinsic value. However, the Adviser may sell securities for a number of reasons, including when a more attractive opportunity emerges, when a company’s fundamentals deteriorate and impair the long-term quality of the company’s business, when a company becomes over-weighted in the portfolio, when operating difficulties or other circumstances make selling desirable, or when the Adviser’s investment thesis otherwise no longer holds for the security.

As long as an investment continues to meet the Fund’s criteria set forth above, the Fund may choose to hold such securities even if the company grows beyond the $3.5 billion capitalization level. If less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with a small market capitalization until the 80% threshold is restored.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

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KEELEY Small Cap Value Fund

Summary Prospectus January 28, 2016

Class (A) Shares: KSCVX

Class (I) Shares: KSCIX

MAIN RISKS

Loss of money is a risk of investing in the Fund.

Equity Risk. The Fund is subject to the typical risks of equity investing, which include, but are not limited to: loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and negative market or other general economic news. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Small Capitalization Company Risk. Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid. Small-cap companies may have a shorter history of operations or less diversified product lines — making them more susceptible to market pressures. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.

“Value Style” Investing Risk. Investing in undervalued companies, including companies undergoing restructuring or emerging from bankruptcy, presents special risks, since these companies must overcome the investing public’s negative perceptions, which may have resulted from any number of catalysts or events, including but not limited to, declarations of bankruptcy or corporate restructurings. Often, such companies are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. Generally, companies going through corporate restructuring are more likely than others to remain undervalued. “Value style” investing may fall out of favor with investors and underperform other investment styles. Moreover, there can be no guarantee that the company’s market price will appreciate toward its intrinsic value, as estimated by the Adviser.

Market Sector Concentration Risk. In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2000® Value Index, an unmanaged index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. To assist investors in understanding the broader equity market, the table also includes the performance of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks that is generally considered representative of the stock market as a whole. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

KSCVX* - Year-by-year total return as of 12/31 each year (%)

* The information provided in the bar chart prior to January 1, 2008 represents the performance of KEELEY Small Cap Value Fund, Inc., the predecessor to the Class A Shares of the Small Cap Value Fund. Performance information for the Fund’s Class I Shares is not shown and the performance of that class will be different from the Fund’s Class A Shares because the expenses of each class are different.

BEST QUARTER		WORST QUARTER
Q2 2009	22.39%	Q4 2008	(32.34)%

The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.

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KEELEY Small Cap Value Fund

Summary Prospectus January 28, 2016

Class (A) Shares: KSCVX

Class (I) Shares: KSCIX

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/15 FOR THE KEELEY SMALL CAP VALUE FUND(1)	1 Year	5 Years	10 Years (or life of class, if less) (Inception date for Class I Shares is 12/31/2007)
Return before taxes
Class A	(15.49)%	5.50%	4.38%
Class I	(11.28)%	6.74%	3.14%
Return after taxes on distributions(2)
Class A	(18.06)%	4.82%	4.00%
Return after taxes on distributions and sale of fund shares(2)
Class A	(6.60)%	4.30%	3.50%
Russell 2000® Value Index (reflects no deduction for fees, expenses and taxes)(3), (4)	(7.47)%	7.67%	5.57%
S&P 500® Index (reflects no deduction for fees, expenses and taxes)(3)	1.38%	12.57%	7.31%
Russell 2000® Index (reflects no deduction for fees, expenses and taxes)(3), (4)	(4.41)%	9.19%	6.80%

(1) This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.

(3) Index returns in the “10 Years” column are measured from 12/31/05. Class I Shares commenced operations on 12/31/07. The returns for the S&P 500® Index, Russell 2000® Value Index and Russell 2000® Index since the commencement date of Class I Shares are 6.52%, 5.58% and 6.52%, respectively.

(4) Effective January 28, 2016, the Fund has changed its benchmark index from the Russell 2000® Index to the Russell 2000® Value Index, because management believes that the Russell 2000® Value Index more accurately represents the Fund’s “value style” of investing. The chart above shows the returns of both the Russell 2000® Index and the Russell 2000® Value Index. Going forward, the chart will only show the returns of the Russell 2000® Value Index.

MANAGEMENT

Investment Adviser — The investment adviser for the Fund is Keeley Asset Management Corp., 111 West Jackson Blvd., Suite 810, Chicago, IL 60604. The Adviser supervises, administers and continuously reviews the Fund’s investment program, following policies set by the Fund’s Board of Directors.

Portfolio Managers — Kevin M. Chin and Brian R. Keeley are the Lead Portfolio Managers for the Fund and are primarily responsible for its day-to-day management. Mr. Keeley has managed the Fund since January 2011. Mr. Chin has managed the Fund since December 2013. The SAI provides additional information about the compensation paid to Messrs. Keeley and Chin, other accounts that they manage, and their respective ownership of securities in the Fund.

PURCHASE AND SALE OF FUND SHARES

You can buy or sell the Fund’s shares directly from the Keeley Investment Corp., the Fund’s distributor (the “Distributor”), or from selected broker/dealers, financial institutions and other service providers. Please contact U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”) at 1-888-933-5391 if you need additional assistance when completing your application. There is neither a minimum holding requirement nor a minimum amount requested to redeem your shares.

The minimum initial investment for the investor class of shares, termed the “Class A” Shares, of the Fund is $2,500, and the minimum for additional investments in Class A Shares of the Fund is $50. These amounts are subject to change at any time. The Distributor may waive these minimums to establish certain Class A Share accounts. The minimum initial investment for the institutional investor class of shares, termed the “Class I” Shares, of the Fund is $1 million, and the minimum for additional investments in Class I Shares of the Fund is $10,000. These amounts are subject to change at any time. The Distributor may waive these minimums to establish certain Class I Share accounts.

TAX INFORMATION

The Fund’s distributions, if any, are taxable to you, generally as ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). These tax-deferred arrangements may be taxed at a later date.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its Distributor and/or Adviser may pay the intermediary for services provided to the Fund and its shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Read the Fund’s Prospectus and SAI, ask your salesperson or visit your financial intermediary’s website for more information.

888-933-5391	www.KeeleyFunds.com